Property and Equipment, Net	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Lab equipment	$21,191	$18,214
Office equipment	2,505	2,211
Furniture and fixtures	1,267	1,301
Leasehold improvements	10,048	10,316
Assets under construction	10,004	4,687
Less: accumulated depreciation	(12,260)	(8,565)
Total property and equipment, net	$32,755	$28,164
Depreciation expense for the three months ended September 30, 2020 and 2019 was $1.5 million and $1.1 million, respectively, and for the nine months ended September 30, 2020 and 2019 was $4.0 million and $3.3 million, respectively.